Income Tax Expense	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Income tax expense

20. Income tax expense

The Company is formed in Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Island withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to Hong Kong profits tax, which is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$2 million of assessable profits is 8.25% and assessable profits above HK$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

	2026	2025	2024
	US$	US$	US$

Tax recognized in profit or loss
Income tax expense
Current tax	—	—	—
Under provision of tax in prior years	289,094	—	—
	289,094	—	—

Income (loss) before income tax	1,572,448	15,894,755	(3,679,409)
Tax calculated at domestic tax rates applicable to respective profits (2026, 2025 and 2024: 16.5%)	259,454	2,622,635	(607,103)
Effect of non-taxable income	(1,127,680)	(8,324,067)	(1,222,235)
Effect of expenses not deductible for tax purposes	548,391	878,754	332,697
Utilization of tax losses previously not recognized	(726,865)	—	(1,958)
Under provision of tax in prior year	289,094	—	—
Tax effect of tax losses not recognized	1,046,700	4,822,678	1,498,599
Income tax expense	289,094	—	—

As at March 31, 2026, the Group has estimated unrecognized tax losses of approximately US$28,105,000 (2025: US$52,401,000) which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognized tax losses in their respective countries of incorporation. Deferred tax assets have not been recognized in respect of these losses as they have arisen in subsidiaries that have been loss making for some time and it is not considered probable that taxable profits will be available against which the tax losses can be utilized. The unrecognized tax losses could be carried forward indefinitely.